Summary of significant accounting policies (Policies)	9 Months Ended	12 Months Ended
	May 31, 2020	Aug. 31, 2019
Summary of significant accounting policies
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the rules of the Securities and Exchange Commission (“SEC”) applicable to interim reports of companies filing as a smaller reporting company. Accordingly, the Company does not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for fair presentation have been included. The results of operations for the three and nine months ended May 31, 2020, are not necessarily indicative of the results that may be expected for the year ending August 31, 2020.

For further information, refer to the consolidated financial statements and footnotes thereto included in the Company’s annual report on Form 10‑K for the year ended August 31, 2019, filed with the SEC on December 13, 2019.

Basis of Presentation

The consolidated financial statements of the Company are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”).

Principles of Consolidation

Principles of Consolidation

The Company and its wholly-owned subsidiary have been consolidated in the accompanying unaudited condensed consolidated financial statements. All intercompany balances have been eliminated in consolidation.

Principles of Consolidation

The Company and its wholly-owned subsidiary have been consolidated in the accompanying consolidated financial statements. All intercompany balances have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Company to make estimates and assumptions that affect certain reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include:

•	Valuation expense related to preferred stock options
•	Liability for legal contingencies;
•	Useful lives of property and equipment;
•	Assumptions made in valuing embedded derivatives and freestanding equity-linked instruments classified as liabilities;
•	Deferred income taxes and related valuation allowance;
•	Valuation of long-lived assets including long term notes receivable; and
•	Projected development of workers’ compensation claims.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include:

•	Liability for legal contingencies;
•	Useful lives of software, property and equipment;
•	Assumptions made in valuing equity instruments;
•	Assumptions made in valuing embedded derivatives and freestanding equity-linked instrument classified as liabilities;
•	Deferred income taxes and related valuation allowance; and
•	Projected development of workers’ compensation claims.

Revenue and Direct Cost Recognition

Revenue and Direct Cost Recognition

The Company provides an array of human resources and business solutions designed to help improve business performance.

The Company’s revenues are primarily attributable to fees for providing staffing solutions and EAS/ human capital management services. The Company recognizes revenue when all of the following criteria are met: (i) persuasive evidence of an arrangement exists; (ii) the services have been rendered to the customer; (iii) the sales price is fixed or determinable; and (iv) collectability is reasonably assured. The Company enters into contracts with its clients for EAS based on a stated rate and price in the contract. Contracts generally have a term of 12 months but are cancellable at any time by either party with 30 days’ notice. Contract performance obligations are satisfied as services are rendered, and the time period between invoicing and when the performance obligations are satisfied is not significant. The Company does not have significant financing components or significant payment terms for its customers and consequently has no material credit losses. Payments for the Company's services are typically made in advance of, or at the time that the services are provided.

The Company accounts for its EAS revenues in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification ("ASC") 605-45, Revenue Recognition, Principal Agent Considerations. EAS solutions revenue is primarily derived from the Company's gross billings, which are based on (i) the payroll cost of the Company's worksite employees (“WSEs”) and (ii) a mark-up computed as a percentage of payroll costs for payroll taxes and workers compensation premiums.

Gross billings are invoiced to each client concurrently with each periodic payroll of the Company’s WSEs which coincides with the services provided and which is typically a fixed percentage of the payroll processed. Revenues, which exclude the payroll cost component of gross billings and therefore consist solely of markup, are recognized ratably over the payroll period as WSEs perform their service at the client worksite. Revenues that have been recognized but not invoiced are included in unbilled accounts receivable on the Company’s condensed consolidated balance sheets, and were $270,000 and $170,000 as of May 31,  2020 and August 31, 2019, respectively.

Consistent with the Company’s revenue recognition policy, direct costs do not include the payroll cost of its WSEs. The cost of revenue associated with the Company’s revenue generating activities is primarily comprised of all other costs related to its WSEs, such as the employer portion of payroll-related taxes, employee benefit plan premiums and workers’ compensation insurance costs.

The Company has evaluated its revenue recognition policies in conjunction with its future expected business which may be migrating to a staffing business model. For fiscal years 2020 and 2019, there were no revenues which should have been evaluated under a staffing business model. Such a staffing business model would have included the payroll costs in revenues with a corresponding increase to cost of revenues for payroll costs associated with staffing services.

Revenue and Direct Cost Recognition

The Company provides an array of human resources and business solutions designed to help improve business performance.

The Company accounts for its EAS revenues in accordance with Accounting Standards Codification (“ASC”) 605‑45, Revenue Recognition, Principal Agent Considerations. EAS solutions revenue is primarily derived from the Company’s gross billings, which are based on (i) the payroll cost of the Company’s worksite employees and (ii) a mark-up computed as a percentage of payroll costs for payroll taxes and workers compensation premiums.

The Company’s revenues are primarily attributable to fees for providing staffing solutions and EAS/HCM (“Employment Administration Services”/ “Human Capital Management”) services. The Company recognizes revenue when all of the following criteria are met: (i) persuasive evidence of an arrangement exists; (ii) the services have been rendered to the customer; (iii) the sales price is fixed or determinable, and (iv) collectability is reasonably assured. The Company enters into contracts with its clients for EAS services based on a stated rate and price in the contract. Contracts generally have a term of 12 months but are cancellable at any time by either party with 30 days’ notice. Contract performance obligations are satisfied as services are rendered and the term between invoicing and when the performance obligations are satisfied is not significant. The Company does not have significant financing components or significant payment terms for its customers and consequently has no material credit losses.

Gross billings are invoiced to each client concurrently with each periodic payroll of the Company’s worksite employees which coincides with the services provided and which is typically a fixed percentage of the payroll processed. Revenues, which exclude the payroll cost component of gross billings and therefore consist solely of markup are recognized ratably over the payroll period as worksite employees perform their service at the client worksite. Revenues that have been recognized but not invoiced are included in unbilled accounts receivable on the Company’s consolidated balance sheets and were $1,137,000 and $310,000 for the years ended August 31, 2019 and August 31, 2018, respectively.

Consistent with the Company’s revenue recognition policy, direct costs do not include the payroll cost of its worksite employees. The cost of revenue associated with the Company’s revenue generating activities is primarily comprised of all other costs related to its worksite employees, such as the employer portion of payroll-related taxes, employee benefit plan premiums and workers’ compensation insurance costs.

The Company has evaluated its revenue recognition policies in conjunction with its future expected business which may be migrating to a staffing business model. For fiscal years 2018 and 2019, there were no revenues which should have been evaluated under a staffing business model. Such a staffing business model would have included the payroll costs in revenues with a corresponding increase to cost of revenues for payroll costs associated with staffing services.

The Company reviewed the costs associated with acquiring its customers under ASC 340‑10 Other Assets and Deferred Costs and determined that no such costs should be capitalized. Costs relating to its customers are typically commissions paid as a percentage of some of the Company’s revenue components and are expensed as they are incurred because the terms of its contracts generally are cancellable by either party with a 30‑day notice. These costs are recorded in commissions in the Consolidated Statement of Operations.

Segment Reporting

Segment Reporting

The Company operates as one reportable segment under ASC 280, Segment Reporting. The Chief operating decision maker regularly reviews the financial information of the Company at a consolidated level in deciding how to allocate resources and in assessing performances. The Company expects to operate in multiple segments in the future as its business evolves and will evaluate these changes prospectively.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less when purchased as cash equivalents. The Company had no such investments as of August 31, 2019 or 2018.

Concentration of Credit Risk

Concentration of Credit Risk

The Company considers all highly liquid investments with an original maturity of three months or less when purchased as cash equivalents. The Company maintains cash with a commercial bank and from time to time exceed the federally insured limits. The Company has not experienced losses from these deposits.

No one individual client represents more than 10% of revenues for the three and nine months ended May 31, 2020, and May 31, 2019, respectively. However, three clients represent 93% of total accounts receivable at May 31, 2020.

Concentration of Credit Risk

The Company maintains cash with a commercial bank, which is insured by the Federal Insurance Corporation (“FDIC”). At various times, the Company has deposits in this financial institution in excess of the amount insured by the FDIC. The Company has not experienced any losses related to these balances and believes its credit risk to be minimal. As of August 31, 2019, there were $2,354,000 of cash in excess of the amounts insured by the FDIC.

The Company had no individual client that represented more than 10% of its annual revenues for either fiscal years 2019 or 2018. Four clients represent 92% of total accounts receivable at August 31, 2019, compared to four clients representing approximately 86% of its total accounts receivable at August 31, 2018.

Fixed Assets

Fixed Assets

Fixed assets are recorded at cost, less accumulated depreciation and amortization. Expenditures for major additions and improvements are capitalized and minor replacements, maintenance, and repairs are charged to expense as incurred. When fixed assets are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is included in the results of operations for the respective period. Leasehold improvements are being amortized over the shorter of the useful life or the initial lease term.

Fixed assets are recorded at cost and are depreciated over the estimated useful lives of the related assets using the straight-line method. The estimated useful lives of property and equipment for purposes of computing depreciation are as follows:

Equipment:	5 years
Furnitures & Fixtures:	5 - 7 years

The amortization of these assets is included in depreciation expense on the consolidated statements of operations.

Computer Software Development

Computer Software Development

Software development costs relate primarily to software coding, systems interfaces and testing of the Company’s proprietary employer information systems and are accounted for in accordance with Accounting Standards Codification (“ASC”) 350‑40, Internal Use Software.

Internal software development costs are capitalized from the time the internal use software is considered probable of completion until the software is ready for use. Business analysis, system evaluation and software maintenance costs are expensed as incurred. The capitalized computer software development costs are reported under the section fixed assets, net in the consolidated balance sheets.

The Company determined that there were no material internal software development costs for the years ended August 31, 2018 or 2019. All capitalized software recorded was purchased from third party vendors. Capitalized software development costs are amortized using the straight-line method over the estimated useful life of the software, generally five years.

Impairment and Disposal of Long-Lived Assets

Impairment and Disposal of Long-Lived Assets

The Company periodically evaluates its long-lived assets for impairment in accordance with ASC 360‑10, Property, Plant, and Equipment. ASC 360‑10 requires that an impairment loss be recognized for assets to be disposed of or held-for-use when the carrying amount of an asset is deemed to not be recoverable. If events or circumstances were to indicate that any of our long-lived assets might be impaired, the Company would assess recoverability based on the estimated undiscounted future cash flows to be generated from the applicable asset. In addition, the Company may record an impairment loss to the extent that the carrying value of the asset exceeded the fair value of the asset. Fair value is generally determined using an estimate of discounted future net cash flows from operating activities or upon disposal of the asset. There were no impairments recognized for the periods ended May 31, 2020, and May 31, 2019.

Impairment and Disposal of Long-Lived Assets

The Company periodically evaluates its long-lived assets for impairment in accordance with ASC 360‑10, Property, Plant, and Equipment. ASC 360‑10 requires that an impairment loss be recognized for assets to be disposed of or held-for-use when the carrying amount of an asset is deemed to not be recoverable. If events or circumstances were to indicate that any of its long-lived assets might be impaired, the Company would assess recoverability based on the estimated undiscounted future cash flows to be generated from the applicable asset. In addition, the Company may record an impairment loss to the extent that the carrying value of the asset exceeded the fair value of the asset. Fair value is generally determined using an estimate of discounted future net cash flows from operating activities or upon disposal of the asset.

Workers' compensation

Workers’ compensation

Everest Program

Up to July 2018, a portion of the Company’s workers’ compensation risk was covered by a retrospective rated policy, which calculates the final policy premium based on the Company’s loss experience during the term of the policy and the stipulated formula set forth in the policy. The Company funds the policy premium based on standard premium rates on a monthly basis and based on the gross payroll applicable to workers covered by the policy. During the policy term and thereafter, periodic adjustments may involve either a return of previously paid premiums or a payment of additional premiums by the Company or a combination of both. If the Company’s losses under that policy exceed the expected losses under that policy, then the Company could receive a demand for additional premium payments.

The Company utilizes a third-party to estimate its loss development rate, which is based primarily upon the nature of WSEs’ job responsibilities, the location of WSEs, the historical frequency and severity of workers’ compensation claims, and an estimate of future cost trends. Each reporting period, changes in the assumptions resulting from changes in actual claims experience and other trends are incorporated into its workers’ compensation claims cost estimates. As of May 31, 2020, the Company classified $0.1 million in long term accrued workers’ compensation in the Company’s condensed consolidated balance sheets.

Sunz Program

Starting in July 2018, the Company’s workers’ compensation program for its WSEs has been provided through an arrangement with United Wisconsin Insurance Company and administered by the Sunz Insurance Company. Under this program, the Company has financial responsibility for the first $0.5 million of claims per occurrence. The Company provides and maintains a loss fund that will be used to pay claims and claim related expenses. The workers’ compensation insurance carrier established monthly funding requirements comprised of premium costs and funds to be set aside for payment of future claims (“claim loss funds”). The level of claim loss funds is primarily based upon anticipated WSE payroll levels and expected workers’ compensation loss rates, as determined by the insurance carrier. Monies funded into the program for incurred claims expected to be paid within one year are recorded as Deposit - workers’ compensation, a short-term asset, while the remainder of claim funds are included in deposits- workers’ compensation, a long-term asset in its condensed consolidated balance sheets.

As of May 31, 2020, the Company had $0.5 million in deposit – workers’ compensation classified as a short-term asset and $0.3 million classified as a long-term asset.

The Company’s estimate of incurred claim costs expected to be paid within one year is included in short-term liabilities, while its estimate of incurred claim costs expected to be paid beyond one year is included in long-term liabilities on its consolidated balance sheets. As of May 31, 2020, the Company had short term accrued workers’ compensation costs of $0.5 million and long term accrued workers’ compensation costs of $1.0 million.

The Company retained workers compensation asset reserves and workers compensation related liabilities for former WSEs of clients transferred to Shiftable HR Acquisition, LLC, part of Vensure Employer Services, Inc. (“Vensure”) in connection with the Asset Sale (as defined below).  As of May 31, 2020, the retained workers compensation assets and liabilities are presented as a discontinued operations net asset or liability.   As of May 31, 2020 the Company had $2.4 million in both short term assets and short term liabilities and had $1.7 million of long term assets and $5.5 million of long term liabilities.

Because the Company bears the financial responsibility for claims up to the level noted above, such claims, which are the primary component of its workers’ compensation costs, are recorded in the period incurred. Workers’ compensation insurance includes ongoing health care and indemnity coverage whereby claims are paid over numerous years following the date of injury. Accordingly, the accrual of related incurred costs in each reporting period includes estimates, which take into account the ongoing development of claims and therefore requires a significant level of judgment. In estimating ultimate loss rates, the Company utilizes historical loss experience, exposure data, and actuarial judgment, together with a range of inputs which are primarily based upon the WSE’s job responsibilities, their location, the historical frequency and severity of workers’ compensation claims, and an estimate of future cost trends. For each reporting period, changes in the actuarial assumptions resulting from changes in actual claims experience and other trends are incorporated into its workers’ compensation claims cost estimates. The estimated incurred claims are based upon: (i) the level of claims processed during each quarter; (ii) estimated completion rates based upon recent claim development patterns under the plan; and (iii) the number of participants in the plan.

We expect additional workers compensation claims to be made by furloughed WSEs as a result of the employment downturn caused by the COVID-19 pandemic. On May 4, 2020, the State of California indicated that workers who became ill with COVID-19 would have a potential claim against workers compensation insurance for their illnesses. We expect additional workers compensation claims could be made by employees required to work by their employers during the COVID-19 pandemic, which could have a material impact to our workers compensation liability estimates. While we have not seen additional expenses as a result of any such potential claims to date, which would include claims for reporting periods after May 31, 2020, we will continue to closely monitor all workers compensation claims made during the COVID-19 pandemic.

Workers’ compensation

Everest Program

Up to July 2018, a portion of the Company’s workers’ compensation risk was covered by a retrospective rated policy, which calculates the final policy premium based on the Company’s loss experience during the term of the policy and the stipulated formula set forth in the policy. The Company funds the policy premium based on standard premium rates on a monthly basis and based on the gross payroll applicable to workers covered by the policy. During the policy term and thereafter, periodic adjustments may involve either a return of previously paid premiums or a payment of additional premiums by the Company or a combination of both. If the Company’s losses under that policy exceed the expected losses under that policy, then the Company could receive a demand for additional premium payments.

The Company utilizes a third-party to estimate its loss development rate, which is based primarily upon the nature of worksite employees’ job responsibilities, the location of worksite employees, the historical frequency and severity of workers’ compensation claims, and an estimate of future cost trends. Each reporting period, changes in the assumptions resulting from changes in actual claims experience and other trends are incorporated into its workers’ compensation claims cost estimates. As of August 31, 2019, the Company classified $0.1 million in short term accrued workers’ compensation and $0.1 million in long-term accrued workers’ compensation in the Company’s consolidated balance sheets.

Sunz Program

Starting in July 2018, the Company’s workers’ compensation program for its worksite employees has been provided through an arrangement with United Wisconsin Insurance Company (“UWIC”) and administered by Sunz. Under this program, the Company has financial responsibility for the first $0.5 million of claims per occurrence. The Company provides and maintains a loss fund that will be used to pay claims and claim related expenses. The workers’ compensation insurance carrier established monthly funding requirements comprised of premium costs and funds to be set aside for payment of future claims (“claim loss funds”). The level of claim loss funds is primarily based upon anticipated worksite employee payroll levels and expected worker’s compensation loss rates, as determined by the insurance carrier. Monies funded into the program for incurred claims expected to be paid within one year are recorded as Deposit - workers’ compensation, a short-term asset, while the remainder of claim funds are included in deposits- workers’ compensation, a long-term asset in its consolidated balance sheets.

As of August 31, 2019, the Company had $0.2 million in deposit – workers’ compensation classified as a short-term asset and $0.8 million classified as a long-term asset.

The Company’s estimate of incurred claim costs expected to be paid within one year is included in short-term liabilities, while its estimate of incurred claim costs expected to be paid beyond one year is included in long-term liabilities on its consolidated balance sheets. As of August 31, 2019, the Company had short term accrued workers’ compensation costs of $0.1 million and long-term accrued workers’ compensation costs of $0.5 million.

Because the Company bears the financial responsibility for claims up to the level noted above, such claims, which are the primary component of its workers’ compensation costs, are recorded in the period incurred. Workers’ compensation insurance includes ongoing health care and indemnity coverage whereby claims are paid over numerous years following the date of injury. Accordingly, the accrual of related incurred costs in each reporting period includes estimates, which takes into account the ongoing development of claims and therefore requires a significant level of judgment. In estimating ultimate loss rates, the Company utilizes historical loss experience, exposure data, and actuarial judgment, together with a range of inputs which are primarily based upon the worksite employee’s job responsibilities, their location, the historical frequency and severity of workers’ compensation claims, and an estimate of future cost trends. For each reporting period, changes in the actuarial assumptions resulting from changes in actual claims experience and other trends are incorporated into its workers’ compensation claims cost estimates. The estimated incurred claims are based upon: (i) the level of claims processed during each quarter; (ii) estimated completion rates based upon recent claim development patterns under the plan; and (iii) the number of participants in the plan.

Debt issuance Costs and Debt discount

Convertible Debt

The Company evaluates embedded conversion features within convertible debt under ASC 815 "Derivatives and Hedging" to determine whether the embedded conversion feature(s) should be bifurcated from the host instrument and accounted for as a derivative at fair value with changes in fair value recorded in earnings. If the conversion feature does not require derivative treatment under ASC 815, the instrument is evaluated under ASC 470-20 "Debt with Conversion and Other Options" for consideration of any beneficial conversion features.

Debt issuance Costs and Debt discount

Debt issuance costs and debt discounts are being amortized over the lives of the related financings on a basis that approximates the effective interest method. Costs and discounts are presented as a reduction of the related debt in the accompanying consolidated balance sheets. Portions attributable to notes converted into equity are accelerated to interest expense upon conversion.

Beneficial Conversion Features

Beneficial Conversion Features

The intrinsic value of a beneficial conversion feature (“BCF”) inherent to a convertible note payable, which is not bifurcated and accounted for separately from the convertible note payable and may not be settled in cash upon conversion, is treated as a discount to the convertible note payable. This discount is amortized over the period from the date of issuance to the stated maturity using the straight-line method which approximates the effective interest method. If the note payable is retired prior to the end of the contractual term, the unamortized discount is expensed in the period of retirement to interest expense. In general, the BCF is measured by comparing the effective conversion price, after considering the relative fair value of detachable instruments included in the financing transaction, if any, to the fair value of the common shares at the commitment date to be received upon conversion.

Derivative financial instruments

Derivative financial instruments

When a Company issues debt that contains a conversion feature, it first evaluates whether the conversion feature meets the requirement to be treated as a derivative: a) the settlement amount is determined by one or more underlying, typically the price of the Company’s stock, b) the settlement amount is determined by one or more notional amounts or payments provisions or both, generally the number of shares upon conversion; c) no initial net investment, which typically excludes the amount borrowed; and d) net settlement provision, which in the case of convertible debt generally means the stock received upon conversion can be readily sold for cash. There are certain scope exceptions from derivative treatment, but these typically exclude conversion features that provide for a variable number of shares. When ShiftPixy, Inc., issues warrants to purchase its common stock, the Company evaluates whether they meet the requirements to be treated as derivative. Generally, warrants would be treated as a derivative if the provisions of the warrants agreements create uncertainty as to a) the number of shares to be issued upon exercise, or b) whether shares may be issued upon exercise. If the conversion feature within convertible debt or warrants meet the requirements to be treated as a derivative, ShiftPixy estimates the fair value of the derivative liability using the lattice-based option valuation model upon the date of issuance. If the fair value of the derivative liability is higher than the face value of the convertible debt, the excess is immediately recognized as interest expense. Otherwise, the fair value of the derivative is recorded as a liability with an offsetting amount recorded as a debt discount, which offsets the carrying amount of the debt. The derivative liability is revalued at the end of each reporting period and any change in fair value is recorded as a change in fair value in the consolidated statement of operations. The debt discount is amortized through interest expense over the life of the debt. Derivative instrument liabilities and the host debt agreements are classified on the consolidated balance sheets as current or non-current based on whether settlement of the derivative instrument could be required within twelve months of the consolidated balance sheet date.

The accounting treatment of derivative financial instruments requires that the Company record the embedded conversion option and warrants at their fair values as of the inception date of the agreement and at fair value as of each subsequent balance sheet date. Any change in fair value is recorded as non-operating, non-cash income or expense for each reporting period at each balance sheet date. The Company reassesses the classification of its derivative instruments at each balance sheet date. If the classification changes as a result of events during the period, the contract is reclassified as of the date of the event that caused the reclassification.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

ASC 825, “Financial Instruments,” requires entities to disclose the fair value of financial instruments, both assets and liabilities recognized and not recognized on the balance sheet, for which it is practical to estimate fair value. ASC 825 defines fair value of a financial instrument as the amount at which the instrument could be exchanged in a current transaction between willing parties. At May 31, 2020 and August 31, 2019, the carrying value of certain financial instruments (cash, accounts receivable and payable) approximates fair value due to the short-term nature of the instruments. Convertible notes approximate fair value based on comparison of terms from similar instruments in the marketplace.

The Company measures fair value under a framework that utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of inputs which prioritize the inputs used in measuring fair value are:

•	Level 1: Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access.
•	Level 2: Inputs to the valuation methodology include:
o	Quoted prices for similar assets or liabilities in active markets;
o	Quoted prices for identical or similar assets or liabilities in inactive markets;
o	Inputs other than quoted prices that are observable for the asset or liability;
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means; and
o	If the asset or liability has a specified (contractual) term, the level 2 input must be observable for substantially the full term of the asset or liability.
•	Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company did not have any Level 1 or Level 2 assets and liabilities at May 31, 2020 or August 31, 2019. The Company recorded expense related to preferred stock options in the three and nine months ended May 31, 2020 using Level 2 fair value measurements.  See Note 6 for assumptions used for this valuation. The valuation of the Note Receivable (as defined below) from the Asset Sale (as defined below) and the derivative liabilities associated with its March 2019 Notes (as defined below) (see Note 5), consisted of conversion feature derivatives and warrants, are Level 3 fair value measurements.

Level 3 assets and liabilities:

The Note Receivable, as described in Note 3,  was estimated using a discounted cash flow technique with significant inputs that are not observable in the market and thus represents a Level 3 fair value measurement as defined in ASC 820. We valued the Note Receivable on the January 1, 2020 transaction date using a 10% discount rate which contemplates the risk and probability assessments of the expected future cash flows. The fair value assumptions have not changed as of May 31, 2020 and any impact to the fair value was immaterial. For the three and nine months ended May 31, 2020 we identified $0.7 and $1.3 million of working capital adjustments, respectively. The significant inputs in the Level 3 measurement not supported by market activity include the probability assessments of expected future cash flows related to the acquisitions, appropriately discounted considering the uncertainties associated with the obligation, and as calculated in accordance with the terms of the acquisition agreements. We believe there are risks associated with the value of the Note Receivable due to business impacts of the COVID-19 pandemic. The expected cash payments from the Note Receivable is based on gross profits generated by the clients transferred to Vensure. Those transferred clients may have their business impacted due to the pandemic which, in turn, would result in lower gross profits. While we believe the current valuation of the Note Receivable is properly recorded as of May 31, 2020, a material change in the business transferred may result in an impairment of this asset.  The development and determination of the unobservable inputs for Level 3 fair value measurements and the fair value calculations are the responsibility of the Company’s chief financial officer and are approved by the chief executive officer.

The table below sets forth a summary of the changes in the fair value of the Company’s derivative liabilities classified as Level 3 as of May 31, 2020:

	March 2019	March 2019
	Conversion	Warrant
	Feature	Liability	Total
Balance at August 31, 2019	$2,852,000	$904,000	$3,756,000
Reclassification to APIC due to note settlements, exchanges or conversions	(1,784,000)	(195,000)	(1,979,000)
Change in fair value	(1,068,000)	(709,000)	(1,777,000)
Balance at May 31, 2020 (unaudited)	$-	$-	$-

The Company had no derivative liabilities as of May 31, 2020 since all the convertible notes were converted to equity or repaid and any warrants requiring accounting as derivatives were exchanged for shares of common stock and new warrant issuances do not require derivative liability accounting treatment. As of August 31, 2019, and during the nine months ended May 31, 2020, the Company estimated the fair value of the conversion feature derivatives embedded in the convertible debentures and the fair value of the warrant liabilities based on weighted probabilities of assumptions used in the Lattice-based option valuation model. The key valuation assumptions used consist, in part, of the price of the common stock, a risk free interest rate based on the average yield of a Treasury note and expected volatility of the common stock, all as of the measurement dates, and the various estimated reset exercise prices weighted by probability.

The Company used the following assumptions to estimate fair value of the derivatives in March 2020 prior to the amendments and exchanges for the convertible notes and warrants:

	March 2019	March 2019
	Conversion	Warrant
	Feature	Liability
	(unaudited)	(unaudited)
Risk free rate	0.08-0.17%	1.6%
Market price per share	$6.68	$6.68
Life of instrument in years	0.47-1.15	4.0
Volatility	117-139%	102%
Dividend yield	0%	0%

When the Company changes its valuation inputs for measuring financial assets and liabilities at fair value, either due to changes in current market conditions or other factors, it may need to transfer those assets or liabilities to another level in the hierarchy based on the new inputs used. The Company recognizes these transfers at the end of the reporting period that the transfers occur. For the periods ended May 31, 2020 and May 31, 2019, there were no transfers of financial assets or financial liabilities between the hierarchy levels.

Fair Value of Financial Instruments

FASB ASC 825, “Financial Instruments,” requires entities to disclose the fair value of financial instruments, both assets and liabilities recognized and not recognized on the balance sheet, for which it is practical to estimate fair value. FASB 825 defines fair value of a financial instrument as the amount at which the instrument could be exchanged in a current transaction between willing parties. At August 31, 2019 and August 31, 2018, the carrying value of certain financial instruments (cash, accounts receivable and payable, and other financial instruments) approximates fair value due to the short-term nature of the instruments. Convertible notes approximate fair value based on comparison of terms from similar instruments in the marketplace.

The Company measures fair value under a framework that utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of inputs which prioritize the inputs used in measuring fair value are:

•	Level 1: Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access.
•	Level 2: Inputs to the valuation methodology include:

Quoted prices for similar assets or liabilities in active markets;

Quoted prices for identical or similar assets or liabilities in inactive markets

Inputs other than quoted prices that are observable for the asset or liability;

Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the level 2 input must be observable for substantially the full term of the asset or liability

•	Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company did not have any Level 1 or Level 2 assets and liabilities at August 31, 2019. The derivative liabilities associated with its March 2019 Convertible Notes (see Note 9), consisted of conversion feature derivatives and warrants at August 31, 2019, are Level 3 fair value measurements.

The table below sets forth a summary of the changes in the fair value of the Company’s derivative liabilities classified as Level 3 for the year ended August 31, 2019:

	Conversion	Warrant
	Features	Liability	Total
Balance at August 31, 2018	$—	$—	$—
Initial recognition	2,421,000	3,917,000	6,338,000
Reclassification to equity	(13,000)	—	(13,000)
Change in fair value	444,000	(3,013,000)	(2,56s9,000)
Balance at August 31, 2019	$2,852,000	$904,000	$3,756,000

At August 31, 2019, the Company estimated the fair value of the conversion feature derivatives embedded in the convertible debentures based on weighted probabilities of assumptions used in the Lattice-based option valuation model. The key valuation assumptions used consists, in part, of the price of the Company’s common stock, a risk free interest rate based on the average yield (1.76%) of a Treasury note and expected volatility of the Company’s common stock (100%) all as of the measurement dates, and the various estimated reset exercise prices weighted by probability.

At August 31, 2019, the Company estimated the fair value of the warrant liabilities based on the Lattice-based option valuation model. The key valuation assumptions used consists, in part, of the price of the Company’s common stock, a risk-free interest rate based on the average yield of a Treasury note (1.39%) and expected volatility of the Company’s common stock (119%) all as of the measurement dates.

When the Company changes its valuation inputs for measuring financial assets and liabilities at fair value, either due to changes in current market conditions or other factors, it may need to transfer those assets or liabilities to another level in the hierarchy based on the new inputs used. The Company recognizes these transfers at the end of the reporting period that the transfers occur. For the periods ended August 31, 2019 and August 31, 2018, there were no transfers of financial assets or financial liabilities between the hierarchy levels.

Advertising Costs

Advertising Costs

The Company expenses all advertising as incurred. The Company recorded net costs totaling $206,000 and $389,000 for the three and nine months ended May 31, 2020, respectively, and expenses of $366,000 and $948,000 for the three and nine months ended May 31, 2019, respectively.

Advertising Costs

The Company expenses advertising costs when incurred. Advertising costs incurred amounted to approximately $1.2 million and $0.5 million for the years ended August 31, 2019, and 2018, respectively.

Research and Development

Research and Development

During the three months ended May 31, 2020 and May 31, 2019, the Company incurred research and development costs of approximately $1.5 million and $0.7 million, respectively. During the nine months ended May 31, 2020 and May 31, 2019, the Company incurred research and development costs of approximately $3.4 million and $3.1 million, respectively. All costs were related to internally developed or externally contracted software and related technology for the Company’s Human Resources Information System (“HRIS”) platform and related mobile application. In addition, no software costs were capitalized for the three and nine months ended May 31, 2020 and $0 and $0.5 million for the three and nine months ended May 31, 2019, respectively.

Research and Development

During the years ended August 31, 2019 and 2018 the Company incurred research and development costs of approximately $2.3 million and $4.0 million, respectively. All costs were related to internally developed and contracted software and related technology for the Company’s HRIS system and related mobile application. In addition, $0.9 million and $2.8 million of software costs were capitalized for the years ended August 31, 2019 and 2018, respectively.

Income Taxes

Income Taxes

The Company accounts for income taxes pursuant to Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 740, “Income Taxes.” Under FASB ASC 740 deferred income taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss carryforwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The provision for income taxes represents the tax expense for the period, if any, and the change during the period in deferred tax assets and liabilities. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

FASB ASC 740 also provides criteria for the recognition, measurement, presentation and disclosure of uncertain tax positions. Under FASB ASC 740, the impact of an uncertain tax position on the income tax return may only be recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority.

Reverse Stock Split	Reverse Stock Split On December 17, 2019, the Company effected a 1 for 40 reverse stock split. All common shares and common stock equivalents are presented retroactively to reflect the reverse split.
Stock-Based Compensation

Stock-Based Compensation

At May 31, 2020, the Company has one stock-based compensation plan under which the Company may issue awards. The Company accounts for this plan under the recognition and measurement principles of ASC 718, Compensation- Stock Compensation, which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the condensed consolidated statements of operations on their fair values.

The grant date fair value is determined using the Black-Scholes-Merton pricing model. For all employee stock options, the Company recognizes expense over the requisite service period on an accelerated basis over the employee’s requisite service period (generally the vesting period of the equity grant).

The Company’s option pricing model requires the input of highly subjective assumptions, including the expected stock price volatility and expected term. The expected volatility is based on the historical volatility of the Company. Any changes in these highly subjective assumptions significantly impact stock-based compensation expense.

The Company elected to account for forfeitures as they occur. As such, compensation cost previously recognized for an award that is forfeited because of the failure to satisfy a service condition is revised in the period of forfeiture.

Share-Based Compensation

At August 31, 2019 and 2018, the Company has one stock-based compensation plan under which the Company may issue both share and stock option awards. The Company accounts for this plan under the recognition and measurement principles of ASC 718, Compensation- Stock Compensation, which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the consolidated statements of operations on their fair values. Share grants are valued at the closing market price on the date of issuance which approximates fair value.

For option grants, the grant date fair value is determined using the Black-Scholes-Merton (“Black-Scholes”) pricing model. Option grants are typically issued with vesting depending on a term of service. For all employee stock options granted, the Company recognizes expense over the requisite service period over the employee’s requisite service period (generally the vesting period of the equity grant).

The Company’s option pricing model requires the input of highly subjective assumptions, including the expected stock price volatility and expected term. The expected volatility is based on the historical volatility of the Company since its Initial Public Offering. Any changes in these highly subjective assumptions significantly impact stock-based compensation expense.

Following the adoption of Accounting Standards Update ASU 2016‑09, the Company elected to account for forfeitures as they occur. Any compensation cost previously recognized for an unvested award that is forfeited because of a failure to satisfy a service condition is reversed in the period of the forfeiture.

Earnings (Loss) Per Share

Earnings (Loss) Per Share

The Company utilizes FASB ASC 260, “Earnings per Share.” Basic earnings (loss) per share is computed by dividing earnings (loss) attributable to common stockholders by the weighted-average number of common stock outstanding during the reporting period. Diluted earnings (loss) per share is computed similar to basic earnings (loss) per share except that the denominator is increased to include additional common stock equivalents available upon exercise of stock options and warrants using the treasury stock method. Dilutive common stock equivalents include the dilutive effect of in-the-money share equivalents, which are calculated based on the average share price for each period using the treasury stock method, excluding any common stock equivalents if their effect would be anti-dilutive. In periods in which a net loss has been incurred, all potentially dilutive common stock is considered anti-dilutive and thus is excluded from the calculation.

The number of shares used for the weighted average number of common stock outstanding for the earnings per share for the three and nine months ended May 31, 2020 was increased by 24,634,560 shares effective as of January 1, 2020. This increase reflects the inclusion of common stock issuable upon full exercise of options to purchase a similar number of preferred shares and full conversion of those shares of preferred stock to shares of common stock. The preferred share option was deemed to be exercisable into preferred shares on the effective date of the Asset Sale as described in Note 3. The one to one ratio of conversion of shares of preferred stock to shares of common stock was set on March 25, 2020 as described in Note 6.

Securities used in, or that are excluded from the calculation of weighted average dilutive common stock, because their inclusion would have been antidilutive are:

	For the Three	For the Three
	Months	Months
	Ended	Ended
	May 31,	May 31,
	2020	2019

Options	43,406	48,792
Senior Convertible Notes (Note 5)	—	308,312
Warrants	1,896,209	107,410
Total potentially dilutive shares	1,939,615	464,514

Earnings (Loss) Per Share

The Company utilizes FASB ASC 260, “Earnings per Share.” Basic loss per share is computed by dividing loss attributable to common stockholders by the weighted-average number of common shares outstanding during the reporting period. Diluted loss per share is computed similar to basic loss per share except that the denominator is increased to include additional common share equivalents available upon exercise of stock options and warrants using the treasury stock method. Dilutive common share equivalents include the dilutive effect of in-the-money share equivalents, which are calculated based on the average share price for each period using the treasury stock method, excluding any common share equivalents if their effect would be anti-dilutive.

The table below shows earnings per common share and diluted earnings per common share and reconciles the numerator and denominator of both earnings per common share calculations.

	For the year ended
	August 31,
	2019	2018
Losses per common share:
Loss from continuing operations	$(24,724,000)	$(18,049,000)
Income from continuing operations	5,997,000	1,226,000
Net loss allocated to common shareholders	$(18,727,000)	$(16,823,000)
Weighted average shares outstanding	817,720	720,253
Loss from continuing operations per common share	$(30.24)	$(25.06)
Income from continuing operations per common share	7.34	1.70
Basic and Fully Diluted net loss per common share	$(22.90)	$(23.36)

Securities that are excluded from the calculation of weighted average dilutive common shares, because their inclusion would have been antidilutive are:

	For the year	For the year
	ended	ended
	August 31,	August 31,
	2019	2018
Options	50,749	33,594
Senior Secured Convertible Notes (Note 9)	491,868	100,402
Warrants	107,410	94,470
Total potentially dilutive shares	650,027	228,466

Treasury Stock

Treasury Stock

Treasury stock represents shares of common stock provided to the Company in satisfaction of the related party advance, described in Note 13. Shares of common stock provided are recorded at cost as treasury stock. The Company retired all of its treasury stock outstanding as of August 31, 2019 in fiscal 2020. Any treasury stock retired is recorded to additional paid-in capital, limited to the amount previously credited to additional paid-in capital, if any. Any excess is charged to accumulated deficit.

Treasury Stock

Treasury stock represents shares of common stock provided to the company in satisfaction of the related party advance, described in Note 12: Related Parties. Shares provided are recorded at cost as treasury stock. The Company intends to retire all treasury stock outstanding as of August 31, 2019 in fiscal 2020. Any treasury stock retired is recorded to additional paid-in capital, limited to the amount previously credited to additional paid-in capital, if any. Any excess is charged to accumulated deficit.

Revision of Financial Statements

Revision of Financial Statements

During 2019, the Company determined that it had improperly calculated the volatility of the Company’s common stock, which had been used to calculate the relative fair value of the warrants issued in connection with the June 2018 convertible notes. This resulted in an overstatement of the net carrying amount of the convertible note by the understatement of the corresponding debt discount with the offset to additional paid-in capital as of February 28, 2019. The Company assessed the materiality of the misstatements in accordance with Staff Accounting Bulletin No. 99, “Materiality” and No. 108, “Quantifying Misstatements”, and concluded that this error was not qualitatively material on the Company’s consolidated balance sheet, statements of operations, statements of cash flows, statement of stockholders’ deficit and net loss for the periods then ended.

The effect of this revision on the line items within the Company’s consolidated financial statements as of August 31, 2018, was as follows:

	August 31, 2018
	As Previously
	Reported	Adjustments	As Restated
Convertible note, net	$7,156,000	(985,000)	$6,171,000
Additional Paid-In Capital	17,234,000	1,231,000	18,465,000
Accumulated deficit	(25,977,000)	(246,000)	(26,223,000)
Net Loss	$(16,577,000)	(246,000)	$(16,823,000)
Net loss per share – Basic and diluted	$(23.02)	—	$(23.36)

Reclassifications

Reclassifications

Certain reclassifications have been made to prior year’s data to confirm to the current year’s presentation. Such reclassifications had no impact on the Company’s financial condition, operating results, cash flows or stockholders’ equity.

Reclassifications

Certain reclassifications have been made to prior year’s data to confirm to the current year’s presentation. Such reclassifications had no impact on the Company’s financial condition, operating results, cash flows or stockholder’s equity.

Significant Recent Accounting Standards

Note 2: Summary of significant accounting policies

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the rules of the Securities and Exchange Commission (“SEC”) applicable to interim reports of companies filing as a smaller reporting company. Accordingly, the Company does not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for fair presentation have been included. The results of operations for the three and nine months ended May 31, 2020, are not necessarily indicative of the results that may be expected for the year ending August 31, 2020.

For further information, refer to the consolidated financial statements and footnotes thereto included in the Company’s annual report on Form 10‑K for the year ended August 31, 2019, filed with the SEC on December 13, 2019.

Principles of Consolidation

The Company and its wholly-owned subsidiary have been consolidated in the accompanying unaudited condensed consolidated financial statements. All intercompany balances have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Company to make estimates and assumptions that affect certain reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include:

•	Valuation expense related to preferred stock options
•	Liability for legal contingencies;
•	Useful lives of property and equipment;
•	Assumptions made in valuing embedded derivatives and freestanding equity-linked instruments classified as liabilities;
•	Deferred income taxes and related valuation allowance;
•	Valuation of long-lived assets including long term notes receivable; and
•	Projected development of workers’ compensation claims.

Revenue and Direct Cost Recognition

The Company provides an array of human resources and business solutions designed to help improve business performance.

The Company’s revenues are primarily attributable to fees for providing staffing solutions and EAS/ human capital management services. The Company recognizes revenue when all of the following criteria are met: (i) persuasive evidence of an arrangement exists; (ii) the services have been rendered to the customer; (iii) the sales price is fixed or determinable; and (iv) collectability is reasonably assured. The Company enters into contracts with its clients for EAS based on a stated rate and price in the contract. Contracts generally have a term of 12 months but are cancellable at any time by either party with 30 days’ notice. Contract performance obligations are satisfied as services are rendered, and the time period between invoicing and when the performance obligations are satisfied is not significant. The Company does not have significant financing components or significant payment terms for its customers and consequently has no material credit losses. Payments for the Company's services are typically made in advance of, or at the time that the services are provided.

The Company accounts for its EAS revenues in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification ("ASC") 605-45, Revenue Recognition, Principal Agent Considerations. EAS solutions revenue is primarily derived from the Company's gross billings, which are based on (i) the payroll cost of the Company's worksite employees (“WSEs”) and (ii) a mark-up computed as a percentage of payroll costs for payroll taxes and workers compensation premiums.

Gross billings are invoiced to each client concurrently with each periodic payroll of the Company’s WSEs which coincides with the services provided and which is typically a fixed percentage of the payroll processed. Revenues, which exclude the payroll cost component of gross billings and therefore consist solely of markup, are recognized ratably over the payroll period as WSEs perform their service at the client worksite. Revenues that have been recognized but not invoiced are included in unbilled accounts receivable on the Company’s condensed consolidated balance sheets, and were $270,000 and $170,000 as of May 31,  2020 and August 31, 2019, respectively.

Consistent with the Company’s revenue recognition policy, direct costs do not include the payroll cost of its WSEs. The cost of revenue associated with the Company’s revenue generating activities is primarily comprised of all other costs related to its WSEs, such as the employer portion of payroll-related taxes, employee benefit plan premiums and workers’ compensation insurance costs.

The Company has evaluated its revenue recognition policies in conjunction with its future expected business which may be migrating to a staffing business model. For fiscal years 2020 and 2019, there were no revenues which should have been evaluated under a staffing business model. Such a staffing business model would have included the payroll costs in revenues with a corresponding increase to cost of revenues for payroll costs associated with staffing services.

Concentration of Credit Risk

The Company considers all highly liquid investments with an original maturity of three months or less when purchased as cash equivalents. The Company maintains cash with a commercial bank and from time to time exceed the federally insured limits. The Company has not experienced losses from these deposits.

No one individual client represents more than 10% of revenues for the three and nine months ended May 31, 2020, and May 31, 2019, respectively. However, three clients represent 93% of total accounts receivable at May 31, 2020.

Impairment and Disposal of Long-Lived Assets

The Company periodically evaluates its long-lived assets for impairment in accordance with ASC 360‑10, Property, Plant, and Equipment. ASC 360‑10 requires that an impairment loss be recognized for assets to be disposed of or held-for-use when the carrying amount of an asset is deemed to not be recoverable. If events or circumstances were to indicate that any of our long-lived assets might be impaired, the Company would assess recoverability based on the estimated undiscounted future cash flows to be generated from the applicable asset. In addition, the Company may record an impairment loss to the extent that the carrying value of the asset exceeded the fair value of the asset. Fair value is generally determined using an estimate of discounted future net cash flows from operating activities or upon disposal of the asset. There were no impairments recognized for the periods ended May 31, 2020, and May 31, 2019.

Workers’ compensation

Everest Program

Up to July 2018, a portion of the Company’s workers’ compensation risk was covered by a retrospective rated policy, which calculates the final policy premium based on the Company’s loss experience during the term of the policy and the stipulated formula set forth in the policy. The Company funds the policy premium based on standard premium rates on a monthly basis and based on the gross payroll applicable to workers covered by the policy. During the policy term and thereafter, periodic adjustments may involve either a return of previously paid premiums or a payment of additional premiums by the Company or a combination of both. If the Company’s losses under that policy exceed the expected losses under that policy, then the Company could receive a demand for additional premium payments.

The Company utilizes a third-party to estimate its loss development rate, which is based primarily upon the nature of WSEs’ job responsibilities, the location of WSEs, the historical frequency and severity of workers’ compensation claims, and an estimate of future cost trends. Each reporting period, changes in the assumptions resulting from changes in actual claims experience and other trends are incorporated into its workers’ compensation claims cost estimates. As of May 31, 2020, the Company classified $0.1 million in long term accrued workers’ compensation in the Company’s condensed consolidated balance sheets.

Sunz Program

Starting in July 2018, the Company’s workers’ compensation program for its WSEs has been provided through an arrangement with United Wisconsin Insurance Company and administered by the Sunz Insurance Company. Under this program, the Company has financial responsibility for the first $0.5 million of claims per occurrence. The Company provides and maintains a loss fund that will be used to pay claims and claim related expenses. The workers’ compensation insurance carrier established monthly funding requirements comprised of premium costs and funds to be set aside for payment of future claims (“claim loss funds”). The level of claim loss funds is primarily based upon anticipated WSE payroll levels and expected workers’ compensation loss rates, as determined by the insurance carrier. Monies funded into the program for incurred claims expected to be paid within one year are recorded as Deposit - workers’ compensation, a short-term asset, while the remainder of claim funds are included in deposits- workers’ compensation, a long-term asset in its condensed consolidated balance sheets.

As of May 31, 2020, the Company had $0.5 million in deposit – workers’ compensation classified as a short-term asset and $0.3 million classified as a long-term asset.

The Company’s estimate of incurred claim costs expected to be paid within one year is included in short-term liabilities, while its estimate of incurred claim costs expected to be paid beyond one year is included in long-term liabilities on its consolidated balance sheets. As of May 31, 2020, the Company had short term accrued workers’ compensation costs of $0.5 million and long term accrued workers’ compensation costs of $1.0 million.

The Company retained workers compensation asset reserves and workers compensation related liabilities for former WSEs of clients transferred to Shiftable HR Acquisition, LLC, part of Vensure Employer Services, Inc. (“Vensure”) in connection with the Asset Sale (as defined below).  As of May 31, 2020, the retained workers compensation assets and liabilities are presented as a discontinued operations net asset or liability.   As of May 31, 2020 the Company had $2.4 million in both short term assets and short term liabilities and had $1.7 million of long term assets and $5.5 million of long term liabilities.

Because the Company bears the financial responsibility for claims up to the level noted above, such claims, which are the primary component of its workers’ compensation costs, are recorded in the period incurred. Workers’ compensation insurance includes ongoing health care and indemnity coverage whereby claims are paid over numerous years following the date of injury. Accordingly, the accrual of related incurred costs in each reporting period includes estimates, which take into account the ongoing development of claims and therefore requires a significant level of judgment. In estimating ultimate loss rates, the Company utilizes historical loss experience, exposure data, and actuarial judgment, together with a range of inputs which are primarily based upon the WSE’s job responsibilities, their location, the historical frequency and severity of workers’ compensation claims, and an estimate of future cost trends. For each reporting period, changes in the actuarial assumptions resulting from changes in actual claims experience and other trends are incorporated into its workers’ compensation claims cost estimates. The estimated incurred claims are based upon: (i) the level of claims processed during each quarter; (ii) estimated completion rates based upon recent claim development patterns under the plan; and (iii) the number of participants in the plan.

We expect additional workers compensation claims to be made by furloughed WSEs as a result of the employment downturn caused by the COVID-19 pandemic. On May 4, 2020, the State of California indicated that workers who became ill with COVID-19 would have a potential claim against workers compensation insurance for their illnesses. We expect additional workers compensation claims could be made by employees required to work by their employers during the COVID-19 pandemic, which could have a material impact to our workers compensation liability estimates. While we have not seen additional expenses as a result of any such potential claims to date, which would include claims for reporting periods after May 31, 2020, we will continue to closely monitor all workers compensation claims made during the COVID-19 pandemic.

Fair Value of Financial Instruments

ASC 825, “Financial Instruments,” requires entities to disclose the fair value of financial instruments, both assets and liabilities recognized and not recognized on the balance sheet, for which it is practical to estimate fair value. ASC 825 defines fair value of a financial instrument as the amount at which the instrument could be exchanged in a current transaction between willing parties. At May 31, 2020 and August 31, 2019, the carrying value of certain financial instruments (cash, accounts receivable and payable) approximates fair value due to the short-term nature of the instruments. Convertible notes approximate fair value based on comparison of terms from similar instruments in the marketplace.

The Company measures fair value under a framework that utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of inputs which prioritize the inputs used in measuring fair value are:

•	Level 1: Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access.
•	Level 2: Inputs to the valuation methodology include:
o	Quoted prices for similar assets or liabilities in active markets;
o	Quoted prices for identical or similar assets or liabilities in inactive markets;
o	Inputs other than quoted prices that are observable for the asset or liability;
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means; and
o	If the asset or liability has a specified (contractual) term, the level 2 input must be observable for substantially the full term of the asset or liability.
•	Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company did not have any Level 1 or Level 2 assets and liabilities at May 31, 2020 or August 31, 2019. The Company recorded expense related to preferred stock options in the three and nine months ended May 31, 2020 using Level 2 fair value measurements.  See Note 6 for assumptions used for this valuation. The valuation of the Note Receivable (as defined below) from the Asset Sale (as defined below) and the derivative liabilities associated with its March 2019 Notes (as defined below) (see Note 5), consisted of conversion feature derivatives and warrants, are Level 3 fair value measurements.

Level 3 assets and liabilities:

The Note Receivable, as described in Note 3,  was estimated using a discounted cash flow technique with significant inputs that are not observable in the market and thus represents a Level 3 fair value measurement as defined in ASC 820. We valued the Note Receivable on the January 1, 2020 transaction date using a 10% discount rate which contemplates the risk and probability assessments of the expected future cash flows. The fair value assumptions have not changed as of May 31, 2020 and any impact to the fair value was immaterial. For the three and nine months ended May 31, 2020 we identified $0.7 and $1.3 million of working capital adjustments, respectively. The significant inputs in the Level 3 measurement not supported by market activity include the probability assessments of expected future cash flows related to the acquisitions, appropriately discounted considering the uncertainties associated with the obligation, and as calculated in accordance with the terms of the acquisition agreements. We believe there are risks associated with the value of the Note Receivable due to business impacts of the COVID-19 pandemic. The expected cash payments from the Note Receivable is based on gross profits generated by the clients transferred to Vensure. Those transferred clients may have their business impacted due to the pandemic which, in turn, would result in lower gross profits. While we believe the current valuation of the Note Receivable is properly recorded as of May 31, 2020, a material change in the business transferred may result in an impairment of this asset.  The development and determination of the unobservable inputs for Level 3 fair value measurements and the fair value calculations are the responsibility of the Company’s chief financial officer and are approved by the chief executive officer.

The table below sets forth a summary of the changes in the fair value of the Company’s derivative liabilities classified as Level 3 as of May 31, 2020:

	March 2019	March 2019
	Conversion	Warrant
	Feature	Liability	Total
Balance at August 31, 2019	$2,852,000	$904,000	$3,756,000
Reclassification to APIC due to note settlements, exchanges or conversions	(1,784,000)	(195,000)	(1,979,000)
Change in fair value	(1,068,000)	(709,000)	(1,777,000)
Balance at May 31, 2020 (unaudited)	$-	$-	$-

The Company had no derivative liabilities as of May 31, 2020 since all the convertible notes were converted to equity or repaid and any warrants requiring accounting as derivatives were exchanged for shares of common stock and new warrant issuances do not require derivative liability accounting treatment. As of August 31, 2019, and during the nine months ended May 31, 2020, the Company estimated the fair value of the conversion feature derivatives embedded in the convertible debentures and the fair value of the warrant liabilities based on weighted probabilities of assumptions used in the Lattice-based option valuation model. The key valuation assumptions used consist, in part, of the price of the common stock, a risk free interest rate based on the average yield of a Treasury note and expected volatility of the common stock, all as of the measurement dates, and the various estimated reset exercise prices weighted by probability.

The Company used the following assumptions to estimate fair value of the derivatives in March 2020 prior to the amendments and exchanges for the convertible notes and warrants:

	March 2019	March 2019
	Conversion	Warrant
	Feature	Liability
	(unaudited)	(unaudited)
Risk free rate	0.08-0.17%	1.6%
Market price per share	$6.68	$6.68
Life of instrument in years	0.47-1.15	4.0
Volatility	117-139%	102%
Dividend yield	0%	0%

When the Company changes its valuation inputs for measuring financial assets and liabilities at fair value, either due to changes in current market conditions or other factors, it may need to transfer those assets or liabilities to another level in the hierarchy based on the new inputs used. The Company recognizes these transfers at the end of the reporting period that the transfers occur. For the periods ended May 31, 2020 and May 31, 2019, there were no transfers of financial assets or financial liabilities between the hierarchy levels.

Research and Development

During the three months ended May 31, 2020 and May 31, 2019, the Company incurred research and development costs of approximately $1.5 million and $0.7 million, respectively. During the nine months ended May 31, 2020 and May 31, 2019, the Company incurred research and development costs of approximately $3.4 million and $3.1 million, respectively. All costs were related to internally developed or externally contracted software and related technology for the Company’s Human Resources Information System (“HRIS”) platform and related mobile application. In addition, no software costs were capitalized for the three and nine months ended May 31, 2020 and $0 and $0.5 million for the three and nine months ended May 31, 2019, respectively.

Advertising Costs

The Company expenses all advertising as incurred. The Company recorded net costs totaling $206,000 and $389,000 for the three and nine months ended May 31, 2020, respectively, and expenses of $366,000 and $948,000 for the three and nine months ended May 31, 2019, respectively.

Convertible Debt

The Company evaluates embedded conversion features within convertible debt under ASC 815 "Derivatives and Hedging" to determine whether the embedded conversion feature(s) should be bifurcated from the host instrument and accounted for as a derivative at fair value with changes in fair value recorded in earnings. If the conversion feature does not require derivative treatment under ASC 815, the instrument is evaluated under ASC 470-20 "Debt with Conversion and Other Options" for consideration of any beneficial conversion features.

Reverse Stock Split

On December 17, 2019, the Company effected a 1 for 40 reverse stock split. All common shares and common stock equivalents are presented retroactively to reflect the reverse split.

Earnings (Loss) Per Share

The Company utilizes FASB ASC 260, “Earnings per Share.” Basic earnings (loss) per share is computed by dividing earnings (loss) attributable to common stockholders by the weighted-average number of common stock outstanding during the reporting period. Diluted earnings (loss) per share is computed similar to basic earnings (loss) per share except that the denominator is increased to include additional common stock equivalents available upon exercise of stock options and warrants using the treasury stock method. Dilutive common stock equivalents include the dilutive effect of in-the-money share equivalents, which are calculated based on the average share price for each period using the treasury stock method, excluding any common stock equivalents if their effect would be anti-dilutive. In periods in which a net loss has been incurred, all potentially dilutive common stock is considered anti-dilutive and thus is excluded from the calculation.

The number of shares used for the weighted average number of common stock outstanding for the earnings per share for the three and nine months ended May 31, 2020 was increased by 24,634,560 shares effective as of January 1, 2020. This increase reflects the inclusion of common stock issuable upon full exercise of options to purchase a similar number of preferred shares and full conversion of those shares of preferred stock to shares of common stock. The preferred share option was deemed to be exercisable into preferred shares on the effective date of the Asset Sale as described in Note 3. The one to one ratio of conversion of shares of preferred stock to shares of common stock was set on March 25, 2020 as described in Note 6.

Securities used in, or that are excluded from the calculation of weighted average dilutive common stock, because their inclusion would have been antidilutive are:

	For the Three	For the Three
	Months	Months
	Ended	Ended
	May 31,	May 31,
	2020	2019

Options	43,406	48,792
Senior Convertible Notes (Note 5)	—	308,312
Warrants	1,896,209	107,410
Total potentially dilutive shares	1,939,615	464,514

Stock-Based Compensation

At May 31, 2020, the Company has one stock-based compensation plan under which the Company may issue awards. The Company accounts for this plan under the recognition and measurement principles of ASC 718, Compensation- Stock Compensation, which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the condensed consolidated statements of operations on their fair values.

The grant date fair value is determined using the Black-Scholes-Merton pricing model. For all employee stock options, the Company recognizes expense over the requisite service period on an accelerated basis over the employee’s requisite service period (generally the vesting period of the equity grant).

The Company’s option pricing model requires the input of highly subjective assumptions, including the expected stock price volatility and expected term. The expected volatility is based on the historical volatility of the Company. Any changes in these highly subjective assumptions significantly impact stock-based compensation expense.

The Company elected to account for forfeitures as they occur. As such, compensation cost previously recognized for an award that is forfeited because of the failure to satisfy a service condition is revised in the period of forfeiture.

Treasury Stock

Treasury stock represents shares of common stock provided to the Company in satisfaction of the related party advance, described in Note 13. Shares of common stock provided are recorded at cost as treasury stock. The Company retired all of its treasury stock outstanding as of August 31, 2019 in fiscal 2020. Any treasury stock retired is recorded to additional paid-in capital, limited to the amount previously credited to additional paid-in capital, if any. Any excess is charged to accumulated deficit.

Reclassifications

Certain reclassifications have been made to prior year’s data to confirm to the current year’s presentation. Such reclassifications had no impact on the Company’s financial condition, operating results, cash flows or stockholders’ equity.

Recent Accounting Standards

In May 2014, the FASB issued Accounting Standards Update (“ASU”) No. 2014‑09, Revenue from Contracts with Customers (Topic 606), which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. The core principle of the revenue model is that “an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.” The standard provides enhancements to the quality and consistency of how revenue is reported by companies, while also improving comparability in the financial statements of companies reporting using International Financial Reporting Standards or U.S. GAAP. The new standard also will require enhanced revenue disclosures, provide guidance for transactions that were not previously addressed comprehensively, and improve guidance for multiple-element arrangements. This accounting standard becomes effective for the Company for annual reporting periods beginning after December 15, 2018, and interim reporting periods within annual reporting periods beginning after December 15, 2019. Early adoption is permitted for annual reporting periods (including interim periods) beginning after December 15, 2016. This new standard permits the use of either the retrospective or cumulative effect transition method. The Company is continuing to evaluate the impact and believes that the adoption of Topic 606 will have a minimal impact.

In March 2016, the FASB issued ASU No. 2016‑08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations. The purpose of this standard is to clarify the implementation of guidance on principal versus agent considerations related to ASU 2014‑09. The standard has the same effective date as ASU 2014‑09 described above.

In April 2016, the FASB issued ASU No. 2016‑10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing, which provides clarity related to ASU 2014‑09 regarding identifying performance obligations and licensing implementation. The standard has the same effective date as ASU 2014‑09 described above.

In May 2016, the FASB issued ASU 2016‑12: Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients, which provides narrow scope improvements and practical expedients related to ASU 2014‑09. The purpose of this standard is to clarify certain narrow aspects of ASU 2014‑09, such as assessing the collectability criterion, presentation of sales taxes, and other similar taxes collected from customers, noncash consideration, contract modifications at transition, completed contracts at transition, and technical correction. The standard has the same effective date as ASU 2014‑09 described above.

In December 2016, the FASB issued ASU 2016‑20: Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers. The amendments in this standard affect narrow aspects of guidance issued in ASU 2014‑09. The standard has the same effective date as ASU 2014‑09 described above. Topic 606 is effective for the company beginning with the fiscal year ending August 31, 2020.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement. For all entities, amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. Early adoption is permitted. An entity is permitted to early adopt any removed or modified disclosures upon issuance of ASU No. 2018-13 and delay adoption of the additional disclosures until their effective date. The Company is currently evaluating the potential impact this guidance will have on the condensed consolidated financial statements, if any.

In February 2016, the FASB issued new accounting guidance on leases ASU 2016-02, Leases. The new standard requires that a lessee recognize assets and liabilities on the balance sheet for leases with terms longer than 12 months. The recognition, measurement and presentation of lease expenses and cash flows by a lessee will depend on its classification as a finance or operating lease. The guidance also includes new disclosure requirements providing information on the amounts recorded in the financial statements. In July 2018, the FASB issued ASU 2018-10, Codification Improvements to Topic 842, Leases. For entities that early adopted Topic 842, the amendments are effective upon issuance of ASU 2018-10, and the transition requirements are the same as those in Topic 842.  For entities that have not adopted Topic 842, the effective date and transition requirements will be the same as the effective date and transition requirements in Topic 842. In April 2020, the FASB voted to defer the effective date for private companies for one year. The updated effective date will be for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022.

The Company is evaluating the effect of adopting this new accounting guidance and is currently finalizing its analysis of the financial impact of the adoption. The Company expects to adopt the guidance using the modified retrospective method.

Significant Recent Accounting Standards

In May 2014, the FASB issued ASU No. 2014‑09, Revenue from Contracts with Customers (Topic 606), which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. The core principle of the revenue model is that “an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.” The standard provides enhancements to the quality and consistency of how revenue is reported by companies, while also improving comparability in the financial statements of companies reporting using International Financial Reporting Standards or U.S. GAAP. The new standard also will require enhanced revenue disclosures, provide guidance for transactions that were not previously addressed comprehensively, and improve guidance for multiple-element arrangements. This accounting standard becomes effective for the Company for reporting periods beginning after December 15, 2018, and interim reporting periods within annual reporting periods beginning after December 15, 2019. Early adoption is permitted for annual reporting periods (including interim periods) beginning after December 15, 2016. This new standard permits the use of either the retrospective or cumulative effect transition method.

In March 2016, the FASB issued ASU No. 2016‑08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations. The purpose of this standard is to clarify the implementation of guidance on principal versus agent considerations related to ASU 2014‑09. The standard has the same effective date as ASU 2014‑09 described above.

In April 2016, the FASB issued ASU No. 2016‑10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing, which provides clarity related to ASU 2014‑09 regarding identifying performance obligations and licensing implementation. The standard has the same effective date as ASU 2014‑09 described above.

In May 2016, the FASB issued ASU 2016‑12: Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients, which provides narrow scope improvements and practical expedients related to ASU 2014‑09. The purpose of this standard is to clarify certain narrow aspects of ASU 2014‑09, such as assessing the collectability criterion, presentation of sales taxes, and other similar taxes collected from customers, noncash considerations, contract modifications at transition, completed contracts are transition, and technical correction. The standard has the same effective date as ASU 2014‑09 described above.

In December 2016, the FASB issued ASU 2016‑20: Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers. The amendments in this standard affect narrow aspects of guidance issued in ASU 2014‑09. The standard has the same effective date as ASU 2014‑09 described above. Topic 606 is effective for the company beginning with the fiscal year ending August 31, 2020. The Company has evaluated Topic 606 and we plan to utilize the modified retrospective transition method upon the adoption of ASC 606. The Company is still in the process of finalizing its evaluation for the adoption of ASC 606, however, no material difference is expected.

In February 2016, the FASB issued new accounting guidance on leases ASU 2016‑02, Leases. The new standard requires that a lessee recognize assets and liabilities on the balance sheet for leases with terms longer than 12 months. The recognition, measurement and presentation of lease expenses and cash flows by a lessee will depend on its classification as a finance or operating lease. The guidance also includes new disclosure requirements providing information on the amounts recorded in the financial statements.

In March 2019, the FASB issued ASU 2019‑01, which added guidance to ASC 842 that is similar to the guidance in ASC 840‑10‑55‑44 and states that, for lessors that are not manufacturers or dealers, the fair value of the underlying asset is its cost, less any volume or trade discounts, as long as there isn’t a significant amount of time between acquisition of the asset and lease commencement. The amendments also clarify that lessors in the scope of ASC 942 must classify principal payments received from sales-type and direct financing leases in investing activities in the statement of cash flows. In addition, the amendments clarify that entities are not subject to the transition disclosure requirements in ASC 250‑10‑50‑3 related to the effect of an accounting change on certain interim period financial information.

In November 2019, the FASB issued ASU 2019‑10, which provides a one-year deferral of the effective dates of the new lease standard. The ASU is effective for fiscal years beginning after December 15, 2020 and interim periods within fiscal years beginning after December 15, 2021. The Company is currently evaluating the impact that this standard will have on its consolidated financial statement.

In June 2018, the FASB issued ASU 2018‑07, which simplifies the accounting for nonemployee share-based payment transactions. The amendments specify that Topic 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. The standard will be effective for the Company in the first quarter of fiscal year 2020, although early adoption is permitted (but no sooner than the adoption of Topic 606). The Company does not expect that the adoption of this ASU will have a significant impact on its consolidated financial statements.

In August 2018, the FASB issued ASU 2018‑13, Fair Value Measurement (Topic 820). The ASU eliminates such disclosures as the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy. The ASU adds new disclosure requirements for Level 3 measurements. This ASU is effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years, with early adoption permitted for any eliminated or modified disclosures. The Company is evaluating the effect of adopting this new accounting guidance to determine the impact it may have on the Company’s financial statements.

In November 2016, the FASB issued Accounting Standards Update 2016‑18, Statement of Cash Flows (Topic 230): Restricted cash (ASU 2016‑18), which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown in the statement of cash flow. This guidance is effective for fiscal year beginning after December 15, 2018 and early adoption is permitted. The Company does not expect the adoption of ASU 2016‑18 to have a material impact on the Company’s financial statements